Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	BBH TRUST
Entity Central Index Key	0001342947
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
BBH Select Series - Large Cap Fund | Class I Shares
Prospectus:
Trading Symbol	BBLIX
BBH Select Series - Mid Cap Fund | Class I Shares
Prospectus:
Trading Symbol	BBMIX
BBH Select Series - Mid Cap Fund | Retail Class Shares
Prospectus:
Trading Symbol	BBMRX
BBH Partner Fund - International Equity | Class I Shares
Prospectus:
Trading Symbol	BBHLX
BBH Partner Fund - Small Cap Equity | Class I Shares
Prospectus:
Trading Symbol	BBHSX
BBH Limited Duration Fund | Class N Shares
Prospectus:
Trading Symbol	BBBMX
BBH Limited Duration Fund | Class I Shares
Prospectus:
Trading Symbol	BBBIX
BBH INCOME FUND | CLASS I SHARES
Prospectus:
Trading Symbol	BBNIX
BBH INCOME FUND | CLASS N SHARES
Prospectus:
Trading Symbol	BBNNX
BBH Intermediate Municipal Bond Fund | Class N Shares
Prospectus:
Trading Symbol	BBINX
BBH Intermediate Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	BBIIX
BBH U.S. Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	BBSXX